Leases - Summary of Right-of-Use Assets within Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	€ 98,988	€ 55,018
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	80,875	54,956
Equipment, Tools and Installations
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	3	7
Automobiles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	108	€ 55
Production Facilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,202
Advance Payments
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	€ 10,800